JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 38.0%
Australia — 1.0%
Adbri Ltd.	7		15
AGL Energy Ltd.	15		88
Alumina Ltd.	24		36
APA Group	3		26
Atlas Arteria Ltd.	2		10
Bendigo & Adelaide Bank Ltd.	4		34
BHP Group Ltd.	5		199
Charter Hall Long Wale, REIT	8		34
CSR Ltd.	8		37
Dexus, REIT	6		47
Glencore plc *	10		66
Goodman Group, REIT	3		50
Insignia Financial Ltd.	16		43
Mirvac Group, REIT	19		36
Rio Tinto plc	3		246
Sonic Healthcare Ltd.	1		35
Telstra Corp. Ltd.	8		25
Woodside Petroleum Ltd.	2		48

			1,075

Austria — 0.1%
ANDRITZ AG *	—	(a)	15
Erste Group Bank AG	1		19
Mondi plc	1		24
OMV AG	1		25

			83

Belgium — 0.2%
Ageas SA	—	(a)	25
Cofinimmo SA, REIT	—	(a)	35
Euronav NV	1		10
KBC Group NV	—	(a)	20
Proximus SADP	1		22
Shurgard Self Storage SA	—	(a)	27
Telenet Group Holding NV	—	(a)	14
Warehouses De Pauw CVA, REIT	1		40

			193

Brazil — 0.3%
B3 SA - Brasil Bolsa Balcao	42		139
BB Seguridade Participacoes SA	5		29
Itau Unibanco Holding SA (Preference) *	10		57
Yara International ASA	1		31

			256

Canada — 2.4%
Algonquin Power & Utilities Corp.	2		28
Allied Properties, REIT	2		64
Atco Ltd., Class I	1		23
Bank of Nova Scotia (The)	1		62
Barrick Gold Corp.	3		83
BCE, Inc. (b)	2		111
Canadian Imperial Bank of Commerce	1		80
Canadian National Railway Co.	1		118
Canadian Tire Corp. Ltd., Class A	—	(a)	38
Canadian Utilities Ltd., Class A (b)	3		103
Capital Power Corp.	1		24
Chartwell Retirement Residences	2		15
Emera, Inc.	1		29
Enbridge, Inc.	2		114
Fortis, Inc.	2		108
Gibson Energy, Inc.	1		24
Great-West Lifeco, Inc.	3		76
Hydro One Ltd. (c)	4		105
IGM Financial, Inc.	2		64
Keyera Corp.	1		29
Manulife Financial Corp.	4		81
Northland Power, Inc.	1		24
Nutrien Ltd.	1		90
Pembina Pipeline Corp.	3		116
Power Corp. of Canada	2		75
Restaurant Brands International, Inc.	1		74
Rogers Communications, Inc., Class B	2		86
Shaw Communications, Inc., Class B	3		86
Sienna Senior Living, Inc.	2		23
Superior Plus Corp.	2		22
TC Energy Corp.	5		290
TELUS Corp.	4		113
Thomson Reuters Corp.	—	(a)	20
Toronto-Dominion Bank (The)	2		141
TransAlta Renewables, Inc.	2		22

			2,561

Chile — 0.0% (d)
Banco Santander Chile, ADR	2		43

China — 1.6%
China Construction Bank Corp., Class H	251		188
China Merchants Bank Co. Ltd., Class H	23		181
China Pacific Insurance Group Co. Ltd., Class H	34		83
China Petroleum & Chemical Corp., Class H	142		70
China Resources Land Ltd.	20		93
Fuyao Glass Industry Group Co. Ltd., Class A	3		16
Fuyao Glass Industry Group Co. Ltd., Class H (c)	1		3
Guangdong Investment Ltd.	32		44
Haier Smart Home Co. Ltd., Class H	36		116
Huayu Automotive Systems Co. Ltd., Class A	19		60
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	22		126
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1		13
Joyoung Co. Ltd., Class A	8		20
Midea Group Co. Ltd., Class A	11		100
NetEase, Inc.	6		115
Ping An Insurance Group Co. of China Ltd., Class H	16		108
Postal Savings Bank of China Co. Ltd., Class H (c)	121		97
Tingyi Cayman Islands Holding Corp.	50		84
Topsports International Holdings Ltd. (c)	36		30
Wilmar International Ltd.	13		46
Xinyi Solar Holdings Ltd.	28		49
Yum China Holdings, Inc.	1		39

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Zhejiang Supor Co. Ltd., Class A	7		51

			1,732

Denmark — 0.5%
AP Moller - Maersk A/S, Class B	—	(a)	27
Carlsberg A/S, Class B	1		126
Novo Nordisk A/S, Class B	3		331
Topdanmark A/S	—	(a)	15

			499

Finland — 0.4%
Elisa OYJ	1		58
Fortum OYJ	1		20
Nordea Bank Abp	15		153
Orion OYJ, Class B	2		73
Sampo OYJ, Class A	1		27
Wartsila OYJ Abp	5		42

			373

France — 1.4%
Amundi SA (c)	—	(a)	16
Atos SE	—	(a)	12
AXA SA	2		48
BNP Paribas SA	1		39
Capgemini SE	—	(a)	79
Cie de Saint-Gobain	1		38
Covivio, REIT	—	(a)	31
Credit Agricole SA	6		74
Danone SA	1		65
Electricite de France SA	2		21
Engie SA	4		57
Eutelsat Communications SA	2		20
Gaztransport Et Technigaz SA	—	(a)	28
Klepierre SA, REIT *	3		90
L’Oreal SA	—	(a)	77
LVMH Moet Hennessy Louis Vuitton SE	—	(a)	185
Orange SA	5		63
Publicis Groupe SA	1		37
Rexel SA *	1		22
Rubis SCA	1		22
Sanofi	—	(a)	35
Societe Generale SA	1		29
TotalEnergies SE	3		139
Vinci SA	2		217
Vivendi SE	4		47

			1,491

Germany — 1.4%
Allianz SE (Registered)	1		292
Aroundtown SA	7		39
BASF SE	2		98
Bayerische Motoren Werke AG	—	(a)	40
Daimler Truck Holding AG *	—	(a)	10
Deutsche Post AG (Registered)	4		177
Deutsche Telekom AG (Registered)	7		125
E.ON SE	2		25
Evonik Industries AG	1		19
Freenet AG	2		53
LEG Immobilien SE	—	(a)	36
Mercedes-Benz Group AG	1		49
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1		170
RWE AG	1		25
Siemens AG (Registered)	1		75
Telefonica Deutschland Holding AG	36		97
Uniper SE	1		20
Vonovia SE	3		124

			1,474

Hong Kong — 0.6%
CK Asset Holdings Ltd.	5		34
CK Infrastructure Holdings Ltd.	4		23
CLP Holdings Ltd.	3		24
Hang Seng Bank Ltd.	3		63
HK Electric Investments & HK Electric Investments Ltd. (c)	7		6
HKBN Ltd.	18		20
HKT Trust & HKT Ltd.	49		67
Hong Kong Exchanges & Clearing Ltd.	2		113
New World Development Co. Ltd.	9		37
PCCW Ltd.	41		23
Power Assets Holdings Ltd.	4		26
VTech Holdings Ltd.	4		31
WH Group Ltd. (c)	28		18
Xinyi Glass Holdings Ltd.	26		63
Yue Yuen Industrial Holdings Ltd. *	17		27

			575

India — 0.3%
Infosys Ltd., ADR	14		354

Indonesia — 0.3%
Bank Rakyat Indonesia Persero Tbk. PT	492		159
Telkom Indonesia Persero Tbk. PT, ADR	6		177

			336

Ireland — 0.0% (d)
Smurfit Kappa Group plc	1		25

Italy — 0.6%
A2A SpA	40		69
ACEA SpA	1		13
Assicurazioni Generali SpA	3		79
Banca Generali SpA	1		23
Banca Mediolanum SpA	7		55
Enel SpA	10		65
Eni SpA	4		52
ERG SpA	—	(a)	9
Hera SpA	5		17
Intesa Sanpaolo SpA	45		104
Iren SpA	9		23
Italgas SpA	4		23
Mediobanca Banca di Credito Finanziario SpA	2		21
Poste Italiane SpA (c)	2		24
Snam SpA	5		27
Terna - Rete Elettrica Nazionale	3		30
UniCredit SpA	3		27
Unipol Gruppo SpA	2		11

			672

Japan — 1.9%
Aozora Bank Ltd.	2		51
ARTERIA Networks Corp.	1		14
Bridgestone Corp.	3		132
Chubu Electric Power Co., Inc.	2		24
Chugoku Electric Power Co., Inc. (The)	3		20
Dai Nippon Printing Co. Ltd.	2		40

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Daiwa House Industry Co. Ltd.	1		26
Daiwa House REIT Investment Corp., REIT	—	(a)	35
Electric Power Development Co. Ltd.	4		61
ENEOS Holdings, Inc.	9		35
FANUC Corp.	—	(a)	18
Frontier Real Estate Investment Corp., REIT	—	(a)	21
Hokkaido Electric Power Co., Inc.	5		18
Honda Motor Co. Ltd.	3		91
Idemitsu Kosan Co. Ltd.	2		41
Japan Metropolitan Fund Investment Corp., REIT	—	(a)	92
Japan Post Holdings Co. Ltd.	8		59
Japan Tobacco, Inc.	3		44
Kansai Electric Power Co., Inc. (The)	7		66
KDDI Corp.	2		49
Konica Minolta, Inc.	12		49
Kyushu Railway Co.	2		41
Mitsubishi Chemical Holdings Corp.	11		72
Mitsui Fudosan Logistics Park, Inc., REIT	—	(a)	28
Nippon Accommodations Fund, Inc., REIT	—	(a)	47
Nippon Building Fund, Inc., REIT	—	(a)	45
Nippon Prologis REIT, Inc., REIT	—	(a)	41
Nippon Telegraph & Telephone Corp.	3		73
Okinawa Electric Power Co., Inc. (The)	1		12
Osaka Gas Co. Ltd.	—	(a)	7
Shikoku Electric Power Co., Inc.	1		6
Shin-Etsu Chemical Co. Ltd.	1		121
SoftBank Corp.	8		90
Sumitomo Forestry Co. Ltd.	1		18
Takeda Pharmaceutical Co. Ltd.	2		60
Tohoku Electric Power Co., Inc.	10		56
Tokio Marine Holdings, Inc.	2		105
Tokyo Electron Ltd.	—	(a)	51
Tokyo Gas Co. Ltd.	1		15
Toyota Motor Corp.	6		103
United Urban Investment Corp., REIT	—	(a)	21

			1,998

Luxembourg — 0.0% (d)
APERAM SA	—	(a)	13
Intelsat Emergence SA * ‡	—	(a)	11

			24

Mexico — 0.4%
Bolsa Mexicana de Valores SAB de CV	6		13
Grupo Financiero Banorte SAB de CV, Class O	26		193
Kimberly-Clark de Mexico SAB de CV, Class A	21		29
Wal-Mart de Mexico SAB de CV	54		223

			458

Netherlands — 0.4%
ASML Holding NV	—	(a)	118
ASR Nederland NV	—	(a)	21
BE Semiconductor Industries NV	—	(a)	26
CTP NV (c)	2		38
Eurocommercial Properties NV, REIT	1		23
Flow Traders (c)	—	(a)	10
ING Groep NV	3		31
Koninklijke Ahold Delhaize NV	1		39
Koninklijke KPN NV	13		47
NN Group NV	—	(a)	24
OCI NV *	1		21
PostNL NV	6		23
Randstad NV	—	(a)	27
Signify NV (c)	—	(a)	18

			466

New Zealand — 0.1%
Contact Energy Ltd.	9		52
Spark New Zealand Ltd.	23		72

			124

Norway — 0.3%
Aker BP ASA	1		37
DNB Bank ASA	3		61
Equinor ASA	1		53
Fjordkraft Holding ASA (c)	3		13
FLEX LNG Ltd.	—	(a)	8
Gjensidige Forsikring ASA	1		27
Norsk Hydro ASA	4		39
SFL Corp. Ltd.	3		26
Telenor ASA	6		85

			349

Poland — 0.1%
Powszechny Zaklad Ubezpieczen SA	7		57

Portugal — 0.1%
EDP - Energias de Portugal SA	4		22
Galp Energia SGPS SA	3		42
Jeronimo Martins SGPS SA	1		33
NOS SGPS SA	6		24
Redes Energeticas Nacionais SGPS SA	4		12

			133

Russia — 0.0% (d)
Moscow Exchange MICEX-RTS PJSC ‡	22		1
Raspadskaya OJSC ‡	2		—	(a)
Severstal PAO, GDR ‡ (c)	1		—	(a)
Severstal PAO, GDR ‡ (c)	—	(a)	—	(a)

			1

Saudi Arabia — 0.1%
Al Rajhi Bank	2		79

Singapore — 0.3%
Ascendas, REIT	14		30
BW LPG Ltd. (c)	4		31
CapitaLand Integrated Commercial Trust, REIT	30		49
DBS Group Holdings Ltd.	4		107
Digital Core REIT Management Pte. Ltd., REIT *	15		17
Keppel Infrastructure Trust	39		16
NetLink NBN Trust (c)	31		22
Singapore Telecommunications Ltd.	13		26
StarHub Ltd.	16		15

			313

South Africa — 0.2%
Anglo American plc	2		91
AVI Ltd.	3		13
Bid Corp. Ltd.	1		30

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Sanlam Ltd.	6		28
SPAR Group Ltd. (The)	1		7
Vodacom Group Ltd.	6		61

			230

South Korea — 0.6%
ESR Kendall Square REIT Co. Ltd., REIT	6		37
Korea Electric Power Corp. *	1		22
Korea Gas Corp.	1		22
LG Uplus Corp.	2		23
NCSoft Corp.	—	(a)	30
Samsung Electronics Co. Ltd.	8		432
SK Telecom Co. Ltd., ADR	1		18

			584

Spain — 1.0%
Acerinox SA	2		17
Atlantica Sustainable Infrastructure plc	1		22
Banco Bilbao Vizcaya Argentaria SA	7		40
Banco Santander SA	14		46
Cellnex Telecom SA (c)	1		44
Cia de Distribucion Integral Logista Holdings SA	1		17
Enagas SA	5		101
Endesa SA	4		98
Iberdrola SA	20		218
Mapfre SA	7		15
Naturgy Energy Group SA	4		133
Red Electrica Corp. SA	3		61
Repsol SA	9		124
Telefonica SA	26		128

			1,064

Sweden — 0.6%
Boliden AB	1		50
Lundin Energy AB	1		43
Skandinaviska Enskilda Banken AB, Class A	2		25
SSAB AB, Class B *	4		24
Svenska Handelsbanken AB, Class A	2		23
Tele2 AB, Class B	8		125
Telia Co. AB	17		68
Thule Group AB (c)	—	(a)	12
Volvo AB, Class B	12		228

			598

Switzerland — 1.5%
ABB Ltd. (Registered)	2		58
Nestle SA (Registered)	4		480
Novartis AG (Registered)	2		168
OC Oerlikon Corp. AG (Registered)	6		46
Roche Holding AG	1		551
Swiss Life Holding AG (Registered)	—	(a)	16
Swisscom AG (Registered)	—	(a)	24
UBS Group AG (Registered)	3		58
Zurich Insurance Group AG	—	(a)	225

			1,626

Taiwan — 1.2%
Accton Technology Corp.	5		35
ASE Technology Holding Co. Ltd.	17		60
Chailease Holding Co. Ltd.	5		41
Chicony Electronics Co. Ltd.	2		6
Delta Electronics, Inc.	8		75
MediaTek, Inc.	3		91
Mega Financial Holding Co. Ltd.	33		49
Novatek Microelectronics Corp.	6		86
President Chain Store Corp.	8		72
Quanta Computer, Inc.	26		80
Realtek Semiconductor Corp.	4		53
Taiwan Semiconductor Manufacturing Co. Ltd.	24		484
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	—	(a)	48
Vanguard International Semiconductor Corp.	11		48
Wiwynn Corp.	1		32

			1,260

Thailand — 0.1%
Siam Cement PCL (The) (Registered)	4		46

United Kingdom — 2.2%
3i Group plc	2		35
Admiral Group plc	1		20
Aviva plc	6		36
Barclays plc	16		31
Barratt Developments plc	11		73
Berkeley Group Holdings plc *	1		25
BP plc	31		151
Centrica plc *	23		24
Coca-Cola Europacific Partners plc	1		40
Diageo plc	2		90
Direct Line Insurance Group plc	20		73
Drax Group plc	2		21
Dunelm Group plc	1		14
Hays plc	12		20
Howden Joinery Group plc	2		24
HSBC Holdings plc	13		88
IG Group Holdings plc	1		8
Imperial Brands plc	3		73
InterContinental Hotels Group plc	1		93
Intermediate Capital Group plc	1		22
J Sainsbury plc	7		22
Johnson Matthey plc	1		16
Legal & General Group plc	9		33
Lloyds Banking Group plc	70		43
LondonMetric Property plc, REIT	8		30
Man Group plc	11		33
National Grid plc	6		87
NatWest Group plc	9		26
OSB Group plc	3		19
Pagegroup plc	2		14
Pennon Group plc	1		18
Persimmon plc	3		74
QinetiQ Group plc	4		16
RELX plc	6		194
Safestore Holdings plc, REIT	2		37
Sage Group plc (The)	10		93
Schroders plc	1		21
Severn Trent plc	1		28
SSE plc	6		145
St. James’s Place plc	2		31
Taylor Wimpey plc	27		46
Tesco plc	8		31
Tritax EuroBox plc (c)	13		18
Unilever plc	1		50
UNITE Group plc (The), REIT	2		27
United Utilities Group plc	3		47

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Vodafone Group plc	44		72
WPP plc	6		74

			2,306

United States — 15.8%
3M Co.	—	(a)	74
AbbVie, Inc.	3		515
AGNC Investment Corp., REIT	6		73
Alexandria Real Estate Equities, Inc., REIT	1		108
Alliant Energy Corp.	1		32
American Electric Power Co., Inc.	1		71
American Tower Corp., REIT	—	(a)	98
Americold Realty Trust, REIT	2		54
Amgen, Inc.	—	(a)	70
Analog Devices, Inc.	1		180
Annaly Capital Management, Inc., REIT	10		72
AT&T, Inc.	4		92
AvalonBay Communities, Inc., REIT	—	(a)	86
Avangrid, Inc. (b)	1		45
Avast plc (c)	4		26
Avista Corp.	1		26
Bank of America Corp.	3		121
Boston Properties, Inc., REIT	1		81
Brandywine Realty Trust, REIT	4		58
Bristol-Myers Squibb Co.	5		384
Brixmor Property Group, Inc., REIT	3		64
Bunge Ltd.	1		91
Camden Property Trust, REIT	—	(a)	76
Campbell Soup Co.	2		77
Cardinal Health, Inc.	1		84
CenterPoint Energy, Inc.	5		141
CF Industries Holdings, Inc.	1		93
Chesapeake Energy Corp. (b)	—	(a)	6
Chevron Corp.	1		188
Cisco Systems, Inc.	1		76
Clear Channel Outdoor Holdings, Inc. *	5		17
Clearway Energy, Inc., Class C	1		21
Clorox Co. (The)	1		73
CME Group, Inc.	1		149
Coca-Cola Co. (The)	8		511
Cogent Communications Holdings, Inc.	—	(a)	22
Comcast Corp., Class A	5		241
Comerica, Inc.	1		82
Conagra Brands, Inc.	2		78
Consolidated Edison, Inc.	1		91
Crown Castle International Corp., REIT	—	(a)	27
Cummins, Inc.	—	(a)	35
DHT Holdings, Inc.	1		4
Digital Realty Trust, Inc., REIT	1		75
Douglas Emmett, Inc., REIT	2		61
Dow, Inc.	1		83
Duke Energy Corp.	1		113
Eastman Chemical Co.	2		215
Eaton Corp. plc	1		173
Edison International	1		85
Emerson Electric Co.	1		77
Entergy Corp.	1		81
EOG Resources, Inc.	—	(a)	39
EP Energy Corp. *	—	(a)	37
Equinix, Inc., REIT	—	(a)	244
Equitrans Midstream Corp.	3		24
Equity LifeStyle Properties, Inc., REIT	1		65
Essex Property Trust, Inc., REIT	—	(a)	74
Evergy, Inc.	2		107
Exelon Corp.	1		61
Exxon Mobil Corp.	1		90
Fastenal Co.	1		75
Federal Realty Investment Trust, REIT	1		137
FirstEnergy Corp.	1		29
Frontier Communications Parent, Inc. *	1		41
General Dynamics Corp.	—	(a)	90
General Mills, Inc.	1		80
Genuine Parts Co.	1		77
Gilead Sciences, Inc.	1		64
GlaxoSmithKline plc	8		170
Hasbro, Inc.	1		57
Hawaiian Electric Industries, Inc.	1		27
Healthpeak Properties, Inc., REIT	2		76
Hewlett Packard Enterprise Co.	5		84
Host Hotels & Resorts, Inc., REIT	6		113
HP, Inc.	2		78
iHeartMedia, Inc., Class A *	1		23
Intel Corp.	1		35
International Business Machines Corp.	1		74
International Paper Co.	2		75
Interpublic Group of Cos., Inc. (The)	2		58
Invitation Homes, Inc., REIT	3		106
Iron Mountain, Inc., REIT	2		95
JM Smucker Co. (The)	—	(a)	50
Johnson & Johnson	3		556
Juniper Networks, Inc.	2		90
Kellogg Co.	1		78
Kilroy Realty Corp., REIT	1		60
Kimberly-Clark Corp.	1		75
Kimco Realty Corp., REIT	5		121
Kinder Morgan, Inc.	6		110
Kraft Heinz Co. (The)	2		81
Lumen Technologies, Inc.	8		87
LyondellBasell Industries NV, Class A	1		82
Marathon Petroleum Corp.	1		92
McDonald’s Corp.	1		306
Merck & Co., Inc.	4		336
Motorola Solutions, Inc.	—	(a)	16
National HealthCare Corp.	—	(a)	14
National Retail Properties, Inc., REIT	1		46
NetApp, Inc.	1		75
Newell Brands, Inc.	3		70
Newmont Corp.	—	(a)	30
NextEra Energy, Inc.	2		193
NiSource, Inc.	1		18
NMG, Inc. *	—	(a)	—	(a)
Norfolk Southern Corp.	—	(a)	129
NorthWestern Corp.	—	(a)	27
NortonLifeLock, Inc.	2		54
NRG Energy, Inc.	1		23
Oasis Petroleum, Inc.	1		119
Omnicom Group, Inc.	1		86
ONEOK, Inc.	2		115
PACCAR, Inc.	1		73
Park Hotels & Resorts, Inc., REIT	2		44
PepsiCo, Inc.	1		147
Philip Morris International, Inc.	1		105

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Phillips 66	1		93
Pinnacle West Capital Corp.	1		111
Pioneer Natural Resources Co.	—	(a)	76
PPL Corp.	3		96
Procter & Gamble Co. (The)	3		396
Progressive Corp. (The)	2		251
Prologis, Inc., REIT	2		356
Public Service Enterprise Group, Inc.	—	(a)	29
Public Storage, REIT	—	(a)	166
Raytheon Technologies Corp.	1		85
Realty Income Corp., REIT	1		76
Regency Centers Corp., REIT	1		78
Rexford Industrial Realty, Inc., REIT	1		46
Schneider Electric SE	—	(a)	48
Seagate Technology Holdings plc	2		219
Shenandoah Telecommunications Co.	1		23
Simon Property Group, Inc., REIT	1		74
Sirius XM Holdings, Inc. (b)	12		77
Southern Co. (The)	2		112
State Street Corp.	2		134
Steel Dynamics, Inc.	1		85
Stellantis NV	1		15
Stellantis NV	7		108
Sun Communities, Inc., REIT	1		137
T. Rowe Price Group, Inc.	1		76
Texas Instruments, Inc.	2		304
TJX Cos., Inc. (The)	3		159
Trane Technologies plc	1		146
Truist Financial Corp.	2		135
UGI Corp.	1		21
UnitedHealth Group, Inc.	—	(a)	81
Valero Energy Corp.	1		96
Ventas, Inc., REIT	3		199
Verizon Communications, Inc.	5		231
VICI Properties, Inc., REIT	2		71
VMware, Inc., Class A	1		73
Walgreens Boots Alliance, Inc.	2		69
Wells Fargo & Co.	2		96
Welltower, Inc., REIT	2		168
Western Union Co. (The)	4		77
Weyerhaeuser Co., REIT	2		70
Whiting Petroleum Corp.	1		72
Williams Cos., Inc. (The)	4		120
WP Carey, Inc., REIT	1		75

			16,619

TOTAL COMMON STOCKS (Cost $34,122)			40,077

	Principal Amount ($000)
CORPORATE BONDS — 33.7%
Australia — 0.2%
Australia & New Zealand Banking Group Ltd. (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026 (e) (f) (g) (h)	200		215
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027 (g)	12		12
Glencore Funding LLC 2.50%, 9/1/2030 (g)	6		5

			232

Belgium — 0.0% (d)
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/1/2030	19		19
4.38%, 4/15/2038	1		1

			20

Canada — 1.2%
1011778 BC ULC 3.88%, 1/15/2028 (g)	17		16
Bank of Nova Scotia (The)
(ICE LIBOR USD 3 Month + 2.65%), 4.65%, 10/12/2022 (e) (f) (h)	13		12
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.90%, 6/4/2025 (e) (f) (h)	18		18
1.30%, 9/15/2026	5		5
Bell Canada (The) Series US-5, 2.15%, 2/15/2032	6		5
Bombardier, Inc.
7.50%, 12/1/2024 (g)	37		38
7.50%, 3/15/2025 (g)	34		34
Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (f)	240		253
Enbridge, Inc.
Series 16-A, (ICE LIBOR USD 3 Month + 3.89%), 6.00%, 1/15/2077 (f)	10		10
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (f)	45		47
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (f)	117		121
GFL Environmental, Inc. 3.50%, 9/1/2028 (g)	190		179
MEG Energy Corp. 6.50%, 1/15/2025 (b) (g)	15		15
NOVA Chemicals Corp.
5.00%, 5/1/2025 (g)	89		89
5.25%, 6/1/2027 (g)	26		26
4.25%, 5/15/2029 (g)	40		37
Precision Drilling Corp. 7.13%, 1/15/2026 (g)	23		24
Quebecor Media, Inc. 5.75%, 1/15/2023	130		132
Rogers Communications, Inc.
3.80%, 3/15/2032 (g)	5		5
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (f) (g)	40		39

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Transcanada Trust
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (f)		33	33
(ICE LIBOR USD 3 Month + 3.21%), 5.30%, 3/15/2077 (f)		10	10
(SOFR + 4.42%), 5.50%, 9/15/2079 (f)		72	72
Videotron Ltd. 5.13%, 4/15/2027 (g)		32	33

			1,253

Cayman Islands — 0.0% (d)
Global Aircraft Leasing Co. Ltd. 6.50% (cash), 9/15/2024 (g) (i)		32	29

Finland — 0.1%
Nokia OYJ
4.38%, 6/12/2027		12	12
6.63%, 5/15/2039		33	39

			51

France — 0.6%
Altice France SA 8.13%, 2/1/2027 (g)		200	206
Credit Agricole SA (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (e) (f) (g) (h)		200	223
Societe Generale SA (USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (e) (f) (g) (h)		200	216

			645

Germany — 0.0% (d)
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (j)		16	21

Ireland — 0.2%
AerCap Holdings NV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.54%), 5.87%, 10/10/2079 (f)		150	144
Avolon Holdings Funding Ltd.
5.25%, 5/15/2024 (g)		21	21
2.53%, 11/18/2027 (g)		71	63
Park Aerospace Holdings Ltd.
4.50%, 3/15/2023 (g)		16	16
5.50%, 2/15/2024 (g)		11	12

			256

Italy — 0.1%
Telecom Italia Capital SA
6.38%, 11/15/2033		20	19
6.00%, 9/30/2034		112	105

			124

Luxembourg — 0.0% (d)
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (g)		24	24

Netherlands — 0.4%
ING Groep NV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027 (e) (f) (h)		200	174
Trivium Packaging Finance BV 5.50%, 8/15/2026 (g) (j)		200	199

			373

Sweden — 0.2%
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (c) (e) (f) (h)		200	193

Switzerland — 0.6%
Cloverie PLC for Zurich Insurance Co Ltd (ICE LIBOR USD 3 Month + 4.92%), 5.63%, 6/24/2046 (c) (f)		200	210
Credit Suisse Group AG (USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (e) (f) (g) (h)		200	201
UBS Group AG (USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (c) (e) (f) (h)		200	212

			623

United Kingdom — 0.9%
BAT Capital Corp. 4.39%, 8/15/2037		8	7
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (e) (f) (h)		26	26
(EUR Swap Annual 5 Year + 4.12%), 3.63%, 3/22/2029 (c) (e) (f) (h)	EUR	100	109
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (e) (f) (h)		142	143
Nationwide Building Society (U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.63%), 5.75%, 6/20/2027 (c) (e) (f) (h)	GBP	250	331
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (e) (f) (h)		200	204
Vodafone Group plc
5.00%, 5/30/2038		10	11

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (f)	57	63
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.12%, 6/4/2081 (f)	65	59

		953

United States — 29.2%
7-Eleven, Inc. 1.80%, 2/10/2031 (g)	6	5
AbbVie, Inc. 3.20%, 11/21/2029	26	26
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (g)	95	96
ACCO Brands Corp. 4.25%, 3/15/2029 (g)	105	97
Activision Blizzard, Inc. 1.35%, 9/15/2030	10	9
ADT Security Corp. (The)
4.13%, 6/15/2023	82	83
4.88%, 7/15/2032 (g)	45	41
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (g)	10	10
AECOM 5.13%, 3/15/2027	53	54
Aetna, Inc. 3.88%, 8/15/2047	10	10
Air Lease Corp. 3.75%, 6/1/2026	5	5
Albertsons Cos., Inc.
7.50%, 3/15/2026 (g)	80	84
5.88%, 2/15/2028 (g)	38	38
Alcoa Nederland Holding BV 6.13%, 5/15/2028 (g)	200	210
Alexandria Real Estate Equities, Inc. REIT, 2.75%, 12/15/2029	5	5
Allegheny Technologies, Inc. 5.88%, 12/1/2027	10	10
Allied Universal Holdco LLC
6.63%, 7/15/2026 (g)	13	13
9.75%, 7/15/2027 (g)	13	14
Allison Transmission, Inc.
4.75%, 10/1/2027 (g)	65	64
5.88%, 6/1/2029 (g)	70	71
Ally Financial, Inc.
5.75%, 11/20/2025	110	116
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 3.48%), 4.70%, 5/15/2028 (e) (f) (h)	55	50
8.00%, 11/1/2031	39	49
Altria Group, Inc.
4.80%, 2/14/2029	5	5
3.40%, 2/4/2041	3	3
AMC Entertainment Holdings, Inc. 10.00% (cash), 6/15/2026 (b) (g) (i)	81	73
Ameren Corp. 3.50%, 1/15/2031	5	5
American Airlines Group, Inc. 5.00%, 6/1/2022 (b) (g)	21	21
American Airlines, Inc.
5.50%, 4/20/2026 (g)	70	70
5.75%, 4/20/2029 (g)	85	85
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	24	24
6.50%, 4/1/2027 (b)	53	53
American Electric Power Co., Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.88%, 2/15/2062 (f)	42	39
American International Group, Inc.
3.88%, 1/15/2035	15	15
Series A-9, (ICE LIBOR USD 3 Month + 2.87%), 5.75%, 4/1/2048 (f)	10	10
American Tower Corp. REIT, 1.50%, 1/31/2028 15		13
AmeriGas Partners LP
5.63%, 5/20/2024	25	25
5.88%, 8/20/2026	55	55
Amgen, Inc. 2.00%, 1/15/2032	10	9
Amkor Technology, Inc. 6.63%, 9/15/2027 (g)	62	64
Amsted Industries, Inc. 5.63%, 7/1/2027 (g)	21	21
Antero Midstream Partners LP
7.88%, 5/15/2026 (g)	65	70
5.38%, 6/15/2029 (g)	60	60
Antero Resources Corp.
8.38%, 7/15/2026 (g)	41	45
5.38%, 3/1/2030 (g)	55	56
Anthem, Inc. 2.88%, 9/15/2029	13	13
Apple, Inc. 4.50%, 2/23/2036	3	3
Aramark Services, Inc. 5.00%, 2/1/2028 (g)	85	82
Arches Buyer, Inc. 4.25%, 6/1/2028 (g)	85	79
Archrock Partners LP 6.88%, 4/1/2027 (g)	7	7
Arconic Corp. 6.00%, 5/15/2025 (g)	110	113
Ardagh Packaging Finance plc 4.13%, 8/15/2026 (g)	200	193
AT&T, Inc.
2.25%, 2/1/2032	6	6
3.50%, 6/1/2041	10	9
Audacy Capital Corp. 6.50%, 5/1/2027 (b) (g)	41	39
Avantor Funding, Inc. 4.63%, 7/15/2028 (g)	85	84
Avis Budget Car Rental LLC 5.75%, 7/15/2027 (g)	24	24
B&G Foods, Inc. 5.25%, 4/1/2025	146	143

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Bank of America Corp.
Series U, (ICE LIBOR USD 3 Month + 3.14%), 5.20%, 6/1/2023 (e) (f) (h)	56	56
Series JJ, (ICE LIBOR USD 3 Month + 3.29%), 5.12%, 6/20/2024 (e) (f) (h)	14	14
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (e) (f) (h)	177	183
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024 (e) (f) (h)	53	55
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (e) (f) (h)	39	41
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (e) (f) (h)	33	35
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (e) (f) (h)	197	210
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (e) (f) (h)	10	9
(SOFR + 0.96%), 1.73%, 7/22/2027 (f)	40	37
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028 (e) (f) (h)	82	83
(SOFR + 1.21%), 2.57%, 10/20/2032 (f)	10	9
Bank of New York Mellon Corp. (The)
Series D, (ICE LIBOR USD 3 Month + 2.46%), 4.50%, 6/20/2023 (e) (f) (h)	24	23
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.36%), 4.70%, 9/20/2025 (e) (f) (h)	13	13
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 3.70%, 3/20/2026 (e) (f) (h)	20	19
Series F, (ICE LIBOR USD 3 Month + 3.13%), 4.62%, 9/20/2026 (e) (f) (h)	95	94
Bath & Body Works, Inc. 7.50%, 6/15/2029	100	108
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (g)	26	27
8.50%, 1/31/2027 (b) (g)	205	204
Bausch Health Cos., Inc.
6.13%, 4/15/2025 (g)	75	76
5.50%, 11/1/2025 (g)	121	120
9.00%, 12/15/2025 (g)	68	70
5.75%, 8/15/2027 (g)	12	12
7.00%, 1/15/2028 (g)	20	18
5.00%, 1/30/2028 (g)	340	280
7.25%, 5/30/2029 (g)	22	19
Becton Dickinson and Co. 2.82%, 5/20/2030	10	10
Berry Global, Inc.
4.88%, 7/15/2026 (g)	84	85
5.63%, 7/15/2027 (g)	20	20
Biogen, Inc. 2.25%, 5/1/2030 (b)	6	5
Block, Inc. 3.50%, 6/1/2031 (g)	150	137
Boston Properties LP REIT, 2.45%, 10/1/2033 5		4
Boyd Gaming Corp. 4.75%, 12/1/2027	70	70
BP Capital Markets America, Inc. 3.63%, 4/6/2030	3	3
Brink’s Co. (The) 4.63%, 10/15/2027 (g)	75	73
Bristol-Myers Squibb Co. 4.13%, 6/15/2039	9	10
Broadcom, Inc. 4.30%, 11/15/2032	6	6
Buckeye Partners LP 3.95%, 12/1/2026	60	59
Builders FirstSource, Inc. 4.25%, 2/1/2032 (g)	70	65
BWX Technologies, Inc. 4.13%, 4/15/2029 (g)	120	116
Caesars Resort Collection LLC 5.75%, 7/1/2025 (g)	105	107
Callon Petroleum Co.
6.13%, 10/1/2024	8	8
6.38%, 7/1/2026	6	6
Calpine Corp.
5.25%, 6/1/2026 (g)	29	29
4.50%, 2/15/2028 (g)	75	73
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (e) (f) (h) 64		60
Carnival Corp. 9.88%, 8/1/2027 (g)	115	127
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (g)	29	29
CCO Holdings LLC
5.50%, 5/1/2026 (g)	66	67
5.13%, 5/1/2027 (g)	158	158
5.00%, 2/1/2028 (g)	23	23
5.38%, 6/1/2029 (g)	270	270
4.75%, 3/1/2030 (g)	404	388
CDK Global, Inc. 5.25%, 5/15/2029 (g)	99	100
CDW LLC 4.25%, 4/1/2028	40	39
Cedar Fair LP
5.38%, 4/15/2027	3	3
5.25%, 7/15/2029 (b)	101	99

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Centene Corp. 3.38%, 2/15/2030	330	311
CenterPoint Energy, Inc. Series A, (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023 (e) (f) (h)	46	45
Central Garden & Pet Co. 5.13%, 2/1/2028	140	139
Charles Schwab Corp. (The)
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.38%, 6/1/2025 (e) (f) (h)	110	113
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (e) (f) (h)	26	25
Series F, (ICE LIBOR USD 3 Month + 2.58%), 5.00%, 12/1/2027 (e) (f) (h)	19	18
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (e) (f) (h)	209	188
Chemours Co. (The) 5.38%, 5/15/2027 (b)	95	95
Cheniere Energy Partners LP
4.50%, 10/1/2029	120	120
3.25%, 1/31/2032 (g)	35	32
Chesapeake Energy Corp. 6.75%, 4/15/2029 (g)	55	58
Cigna Corp. 4.38%, 10/15/2028	15	16
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (e) (f) (h)	94	95
(ICE LIBOR USD 3 Month + 4.23%), 5.90%, 2/15/2023 (e) (f) (h)	30	31
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (e) (f) (h)	158	159
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (e) (f) (h)	111	110
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (e) (f) (h)	64	61
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (e) (f) (h)	93	95
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (e) (f) (h)	139	133
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (e) (f) (h)	70	66
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (e) (f) (h)	98	102
(SOFR + 0.77%), 1.46%, 6/9/2027 (b) (f)	35	32
Citizens Financial Group, Inc.
Series B, (ICE LIBOR USD 3 Month + 3.00%), 6.00%, 7/6/2023 (e) (f) (h)	23	22
Series C, (ICE LIBOR USD 3 Month + 3.16%), 6.37%, 4/6/2024 (e) (f) (h)	35	34
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.00%, 10/6/2026 (e) (f) (h)	55	51
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (g)	70	67
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (g)	35	35
Cleveland-Cliffs, Inc. 5.88%, 6/1/2027 (b)	110	113
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (f)	36	36
CNX Resources Corp. 7.25%, 3/14/2027 (g)	55	58
Colfax Corp. 6.38%, 2/15/2026 (g)	5	5
Comcast Corp. 4.15%, 10/15/2028	5	5
Commercial Metals Co. 4.88%, 5/15/2023	19	19
CommScope Technologies LLC
6.00%, 6/15/2025 (g)	97	92
5.00%, 3/15/2027 (b) (g)	15	13
CommScope, Inc.
6.00%, 3/1/2026 (g)	35	35
8.25%, 3/1/2027 (g)	75	73
4.75%, 9/1/2029 (g)	75	69
Community Health Systems, Inc. 8.00%, 3/15/2026 (g)	176	183
Constellation Brands, Inc. 2.25%, 8/1/2031	10	9
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (g)	32	30
Cox Communications, Inc. 4.80%, 2/1/2035 (g)	6	6
Crestwood Midstream Partners LP
5.75%, 4/1/2025	29	29
5.63%, 5/1/2027 (g)	10	10
8.00%, 4/1/2029 (g)	25	27
Crown Americas LLC 4.75%, 2/1/2026	26	26
Crown Castle International Corp. REIT, 2.10%, 4/1/2031	16	14
CSC Holdings LLC
5.88%, 9/15/2022	15	15

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
5.25%, 6/1/2024	157	157
5.75%, 1/15/2030 (g)	200	178
CSX Corp. 2.40%, 2/15/2030	3	3
CVS Health Corp.
4.30%, 3/25/2028	4	4
2.13%, 9/15/2031 (b)	6	5
4.13%, 4/1/2040	6	6
2.70%, 8/21/2040	3	3
Dana, Inc. 5.38%, 11/15/2027	115	114
Darling Ingredients, Inc. 5.25%, 4/15/2027 (g)	12	12
DaVita, Inc. 4.63%, 6/1/2030 (g)	140	131
DCP Midstream Operating LP
3.88%, 3/15/2023	38	38
5.38%, 7/15/2025	14	14
6.75%, 9/15/2037 (g)	20	24
Dell International LLC
6.02%, 6/15/2026	10	11
4.90%, 10/1/2026	5	5
Diamond Sports Group LLC 5.38%, 8/15/2026 (b) (g)	53	21
Directv Financing LLC 5.88%, 8/15/2027 (g)	100	98
Discovery Communications LLC 3.63%, 5/15/2030	5	5
DISH DBS Corp.
5.88%, 7/15/2022	24	24
5.00%, 3/15/2023	223	224
5.88%, 11/15/2024	25	25
7.75%, 7/1/2026	125	124
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.65%, 12/15/2024 (e) (f) (h)	24	24
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (e) (f) (h)	45	43
Series C, 2.25%, 8/15/2031	3	3
DT Midstream, Inc. 4.13%, 6/15/2029 (g)	150	144
Duke Energy Corp.
3.75%, 9/1/2046	3	3
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.25%, 1/15/2082 (f)	50	44
Edison International
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.90%), 5.00%, 12/15/2026 (e) (f) (h)	40	38
Element Solutions, Inc. 3.88%, 9/1/2028 (g)	130	121
Embarq Corp. 8.00%, 6/1/2036	124	119
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (b) (g)	95	85
Encompass Health Corp. 4.50%, 2/1/2028	185	181
Energizer Holdings, Inc. 4.75%, 6/15/2028 (g)	140	127
Energy Transfer LP
4.20%, 4/15/2027	5	5
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028 (e) (f) (h)	65	58
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030 (e) (f) (h)	30	30
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (e) (f) (h)	30	22
4.40%, 4/1/2024	19	19
4.15%, 6/1/2025	23	23
4.85%, 7/15/2026	58	58
5.60%, 4/1/2044	5	5
Entegris, Inc. 3.63%, 5/1/2029 (g)	125	117
Enterprise Products Operating LLC Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077 (f)	25	24
Envision Healthcare Corp. 8.75%, 10/15/2026 (g)	20	10
EOG Resources, Inc. 5.10%, 1/15/2036	3	3
EQT Corp. 6.63%, 2/1/2025 (j)	105	111
Equitable Holdings, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.74%), 4.95%, 9/15/2025 (e) (f) (h)	5	5
ESC Co., Intelsat Jackson Holdings SA 9.75%, 7/15/2025 ‡ (k)	35	—	(a)
Evergy, Inc. 2.90%, 9/15/2029	5	5
Exela Intermediate LLC 11.50%, 7/15/2026 (g)	69	33
Exxon Mobil Corp. 4.23%, 3/19/2040	13	14
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	21	23
Fiserv, Inc. 3.50%, 7/1/2029	10	10
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	200	199
4.54%, 8/1/2026	200	200
5.11%, 5/3/2029	275	277

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Freeport-McMoRan, Inc.
5.00%, 9/1/2027	140	144
5.45%, 3/15/2043	80	89
Frontier Communications Holdings LLC 5.88%, 11/1/2029	5	4
Gap, Inc. (The) 3.63%, 10/1/2029 (g)	50	45
Gartner, Inc. 4.50%, 7/1/2028 (g)	95	95
General Electric Co. Series D, (ICE LIBOR USD 3 Month + 3.33%), 4.16%, 6/15/2022 (e) (f) (h)	304	291
Genesis Energy LP
6.50%, 10/1/2025	5	5
6.25%, 5/15/2026	15	14
Gilead Sciences, Inc. 1.65%, 10/1/2030	16	14
Global Payments, Inc.
3.20%, 8/15/2029	10	9
2.90%, 11/15/2031	5	5
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (g)	50	50
Goldman Sachs Capital II (ICE LIBOR USD 3 Month + 0.77%), 4.00%, 5/9/2022 (e) (f) (h)	22	18
Goldman Sachs Group, Inc. (The)
Series S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 4.40%, 2/10/2025 (e) (f) (h)	5	5
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (e) (f) (h)	7	7
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (e) (f) (h)	69	64
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (e) (f) (h)	42	38
Series V, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.95%), 4.12%, 11/10/2026 (e) (f) (h)	25	23
Series O, (ICE LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/2026 (e) (f) (h)	21	21
(SOFR + 0.82%), 1.54%, 9/10/2027 (f)	10	9
(SOFR + 0.91%), 1.95%, 10/21/2027 (f)	5	5
(SOFR + 1.26%), 2.65%, 10/21/2032 (f)	5	5
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026 (b)	47	47
5.00%, 7/15/2029 (b) (g)	10	9
Gray Television, Inc.
5.88%, 7/15/2026 (g)	20	20
7.00%, 5/15/2027 (g)	45	47
Griffon Corp. 5.75%, 3/1/2028	95	91
Hanesbrands, Inc. 4.88%, 5/15/2026 (g)	60	60
Harsco Corp. 5.75%, 7/31/2027 (g)	9	9
HCA, Inc.
5.38%, 2/1/2025	146	152
5.88%, 2/15/2026	285	303
5.63%, 9/1/2028	274	296
2.38%, 7/15/2031	10	9
Herc Holdings, Inc. 5.50%, 7/15/2027 (g)	28	28
Hertz Corp. (The) 4.63%, 12/1/2026 (g)	100	93
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	24	24
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	32	32
Hologic, Inc.
4.63%, 2/1/2028 (g)	25	25
3.25%, 2/15/2029 (g)	75	70
Howmet Aerospace, Inc.
5.13%, 10/1/2024	107	111
5.90%, 2/1/2027	8	9
5.95%, 2/1/2037	34	36
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	145	150
Huntington Bancshares, Inc. Series E, (ICE LIBOR USD 3 Month + 2.88%), 5.70%, 4/15/2023 (e) (f) (h)	23	22
Hyundai Capital America
1.65%, 9/17/2026 (g)	5	5
2.10%, 9/15/2028 (g)	5	4
Icahn Enterprises LP
4.75%, 9/15/2024	70	71
6.38%, 12/15/2025	22	22
iHeartCommunications, Inc.
6.38%, 5/1/2026	57	58
8.38%, 5/1/2027	98	101
5.25%, 8/15/2027 (g)	18	18
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55), 4.05%, 12/21/2065 (f) (g)	100	79
Imola Merger Corp. 4.75%, 5/15/2029 (g)	110	106
Intel Corp. 2.00%, 8/12/2031 (b)	3	3
International Game Technology plc 6.50%, 2/15/2025 (g)	200	210

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
IQVIA, Inc. 5.00%, 5/15/2027 (g)	200	202
IRB Holding Corp. 6.75%, 2/15/2026 (g)	56	57
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027 (g)	84	83
REIT, 5.25%, 3/15/2028 (g)	48	47
ITC Holdings Corp. 2.95%, 5/14/2030 (g)	5	5
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (g)	31	32
JBS USA LUX SA 5.50%, 1/15/2030 (g)	42	43
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (g)	80	75
Kansas City Southern 3.50%, 5/1/2050	5	5
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	100	96
Keurig Dr Pepper, Inc. 3.20%, 5/1/2030	11	11
Kraft Heinz Foods Co. 3.75%, 4/1/2030	5	5
Kroger Co. (The) 1.70%, 1/15/2031 (b)	6	5
L3Harris Technologies, Inc. 1.80%, 1/15/2031	5	4
LABL, Inc. 6.75%, 7/15/2026 (g)	100	99
Ladder Capital Finance Holdings LLLP REIT, 5.25%, 10/1/2025 (g)	48	48
Lamar Media Corp. 4.88%, 1/15/2029	85	84
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (g)	100	93
Lear Corp. 2.60%, 1/15/2032	5	4
Lennar Corp.
4.50%, 4/30/2024	15	15
5.88%, 11/15/2024	45	48
4.75%, 5/30/2025	5	5
5.25%, 6/1/2026	14	15
5.00%, 6/15/2027	20	21
Level 3 Financing, Inc.
5.38%, 5/1/2025	91	92
5.25%, 3/15/2026	54	54
Liberty Interactive LLC 8.25%, 2/1/2030	35	32
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (g)	33	33
6.50%, 5/15/2027 (g)	165	176
Lowe’s Cos., Inc. 3.70%, 4/15/2046	6	6
Lumen Technologies, Inc.
Series W, 6.75%, 12/1/2023	28	29
Series Y, 7.50%, 4/1/2024	2	2
5.63%, 4/1/2025	57	57
Series G, 6.88%, 1/15/2028	160	160
Madison IAQ LLC 4.13%, 6/30/2028 (g)	115	106
Magallanes, Inc. 4.28%, 3/15/2032 (g)	5	5
MasTec, Inc. 4.50%, 8/15/2028 (g)	95	94
Matador Resources Co. 5.88%, 9/15/2026	55	56
Mattel, Inc. 3.15%, 3/15/2023	37	37
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (g)	227	226
McDonald’s Corp. 3.70%, 2/15/2042	6	6
MDC Holdings, Inc. 2.50%, 1/15/2031	5	4
Mellon Capital IV Series 1, (ICE LIBOR USD 3 Month + 0.57%), 4.00%, 5/9/2022 (e) (f) (h)	18	16
MetLife Capital Trust IV 7.88%, 12/15/2037 (g)	100	119
MetLife, Inc.
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 3.85%, 9/15/2025 (e) (f) (h)	86	85
Series D, (ICE LIBOR USD 3 Month + 2.96%), 5.87%, 3/15/2028 (e) (f) (h)	44	44
6.40%, 12/15/2036	98	105
6.40%, 12/15/2036	10	11
MGM Growth Properties Operating Partnership LP
REIT, 5.75%, 2/1/2027	23	24
MGM Resorts International 4.63%, 9/1/2026	200	197
Midcontinent Communications 5.38%, 8/15/2027 (g)	17	17
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	10	10
Mondelez International, Inc. 1.50%, 2/4/2031 (b)	6	5
Morgan Stanley
Series N, (ICE LIBOR USD 3 Month + 3.16%), 5.30%, 12/15/2025 (e) (f) (h)	8	8
Series M, (ICE LIBOR USD 3 Month + 4.44%), 5.87%, 9/15/2026 (e) (f) (h)	18	19
(SOFR + 0.86%), 1.51%, 7/20/2027 (f)	20	18
Mozart Debt Merger Sub, Inc. 3.88%, 4/1/2029 (g)	100	93
MPLX LP 4.50%, 4/15/2038	3	3

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
National Rural Utilities Cooperative Finance Corp. (ICE LIBOR USD 3 Month + 3.63%), 5.25%, 4/20/2046 (f)	20	20
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (g)	95	97
NCR Corp.
5.75%, 9/1/2027 (g)	25	25
6.13%, 9/1/2029 (g)	105	105
Netflix, Inc.
5.88%, 2/15/2025	100	107
4.88%, 4/15/2028	20	21
5.88%, 11/15/2028	60	66
New Albertsons LP
7.75%, 6/15/2026	5	5
6.63%, 6/1/2028	15	16
7.45%, 8/1/2029	21	22
8.00%, 5/1/2031	80	90
Newell Brands, Inc. 4.70%, 4/1/2026 (j)	150	151
Nexstar Media, Inc.
5.63%, 7/15/2027 (g)	43	44
4.75%, 11/1/2028 (g)	55	53
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 2.07%), 2.28%, 10/1/2066 (f)	47	39
(ICE LIBOR USD 3 Month + 2.13%), 2.95%, 6/15/2067 (f)	64	55
(ICE LIBOR USD 3 Month + 3.16%), 5.65%, 5/1/2079 (f)	28	29
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 3.80%, 3/15/2082 (f)	34	31
NextEra Energy Operating Partners LP
4.25%, 7/15/2024 (g)	23	23
4.25%, 9/15/2024 (g)	4	4
4.50%, 9/15/2027 (g)	8	8
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (g)	10	10
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 5.65%, 6/15/2023 (e) (f) (h)	62	61
1.70%, 2/15/2031	10	8
Nissan Motor Acceptance Co. LLC
1.85%, 9/16/2026 (g)	5	4
2.45%, 9/15/2028 (g)	10	9
Norfolk Southern Corp. 2.30%, 5/15/2031	3	3
Northrop Grumman Corp. 5.15%, 5/1/2040	13	15
NRG Energy, Inc.
6.63%, 1/15/2027	3	3
5.75%, 1/15/2028	12	12
5.25%, 6/15/2029 (g)	136	133
Nuance Communications, Inc. 5.63%, 12/15/2026	59	61
NuStar Logistics LP
6.00%, 6/1/2026	12	12
5.63%, 4/28/2027	30	30
Occidental Petroleum Corp.
8.88%, 7/15/2030	115	147
6.63%, 9/1/2030	180	207
Oceaneering International, Inc. 6.00%, 2/1/2028	14	14
ON Semiconductor Corp. 3.88%, 9/1/2028 (g)	85	81
OneMain Finance Corp.
5.63%, 3/15/2023	27	27
6.13%, 3/15/2024	20	20
6.88%, 3/15/2025	45	47
7.13%, 3/15/2026	52	56
6.63%, 1/15/2028	33	35
Oracle Corp.
3.90%, 5/15/2035	7	6
3.85%, 7/15/2036	2	2
Outfront Media Capital LLC 5.00%, 8/15/2027 (g)	15	15
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (g)	200	186
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (g)	12	11
Paramount Global 4.20%, 5/19/2032	6	6
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (f)	103	104
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.37%, 3/30/2062 (f)	70	71
PBF Logistics LP 6.88%, 5/15/2023	7	7
Performance Food Group, Inc. 5.50%, 10/15/2027 (g)	20	20
PG&E Corp. 5.00%, 7/1/2028 (b)	110	106
Philip Morris International, Inc. 3.38%, 8/15/2029	10	10
Pilgrim’s Pride Corp. 5.88%, 9/30/2027 (g)	39	39
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022 (e) (f) (h)	38	32
PNC Financial Services Group, Inc. (The)
Series O, (ICE LIBOR USD 3 Month + 3.68%), 3.99%, 8/1/2022 (e) (f) (h)	68	68
Series R, (ICE LIBOR USD 3 Month + 3.04%), 4.85%, 6/1/2023 (e) (f) (h)	64	64
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (e) (f) (h)	110	99
Series S, (ICE LIBOR USD 3 Month + 3.30%), 5.00%, 11/1/2026 (e) (f) (h)	29	29

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Post Holdings, Inc.
5.75%, 3/1/2027 (g)	8	8
5.50%, 12/15/2029 (g)	140	135
PPL Capital Funding, Inc. Series A, (ICE LIBOR USD 3 Month + 2.67%), 3.66%, 3/30/2067 (f)	97	85
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (g)	80	82
3.38%, 8/31/2027 (g)	25	23
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (e) (f) (h)	53	52
Prudential Financial, Inc. (ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043 (f)	171	172
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.12%, 3/1/2052 (f)	30	30
Public Service Co. of Oklahoma Series J, 2.20%, 8/15/2031	10	9
Radian Group, Inc.
4.50%, 10/1/2024	40	40
4.88%, 3/15/2027	12	12
Range Resources Corp. 4.88%, 5/15/2025	85	86
Raytheon Technologies Corp. 4.15%, 5/15/2045	10	10
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	13	11
RHP Hotel Properties LP REIT, 4.75%, 10/15/2027	98	94
Rite Aid Corp. 8.00%, 11/15/2026 (g)	140	129
Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025 (g)	67	74
Royalty Pharma plc 2.15%, 9/2/2031	4	3
S&P Global, Inc. 2.90%, 3/1/2032 (g)	5	5
Sabre GLBL, Inc. 9.25%, 4/15/2025 (g)	110	122
Scientific Games International, Inc. 5.00%, 10/15/2025 (g)	156	160
Scotts Miracle-Gro Co. (The) 5.25%, 12/15/2026	125	127
Seagate HDD Cayman 4.88%, 6/1/2027	95	97
Sealed Air Corp. 5.13%, 12/1/2024 (g)	20	21
Sempra Energy
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025 (e) (f) (h)	105	106
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.12%, 4/1/2052 (f)	71	66
Sensata Technologies BV
4.88%, 10/15/2023 (g)	15	16
5.63%, 11/1/2024 (g)	125	129
5.00%, 10/1/2025 (g)	30	30
Service Corp. International
4.63%, 12/15/2027	12	12
5.13%, 6/1/2029	5	5
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	15	15
Sinclair Television Group, Inc. 5.88%, 3/15/2026 (g)	50	49
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (g)	53	53
5.50%, 7/1/2029 (g)	161	163
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (g)	12	12
5.50%, 4/15/2027 (g)	102	102
SM Energy Co.
6.75%, 9/15/2026	12	12
6.63%, 1/15/2027	16	17
Southern California Edison Co. Series E, (ICE LIBOR USD 3 Month + 4.20%), 4.52%, 5/9/2022 (e) (f) (h)	12	12
Southwestern Energy Co. 7.75%, 10/1/2027	135	143
Spectrum Brands, Inc.
5.75%, 7/15/2025	8	8
5.00%, 10/1/2029 (g)	31	29
Sprint Capital Corp. 8.75%, 3/15/2032	197	265
Sprint Corp.
7.88%, 9/15/2023	227	241
7.13%, 6/15/2024	71	76
7.63%, 2/15/2025	194	212
7.63%, 3/1/2026	39	44
SS&C Technologies, Inc. 5.50%, 9/30/2027 (g)	93	94
Stagwell Global LLC 5.63%, 8/15/2029 (g)	70	66
Standard Industries, Inc.
5.00%, 2/15/2027 (g)	18	18
4.75%, 1/15/2028 (g)	77	74
Stanley Black & Decker, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.00%, 3/15/2060 (f)	10	10
Staples, Inc.
7.50%, 4/15/2026 (g)	95	92
10.75%, 4/15/2027 (g)	85	76
Starbucks Corp. 2.55%, 11/15/2030	13	12

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
State Street Corp.
Series F, (ICE LIBOR USD 3 Month + 3.60%), 4.42%, 6/15/2022 (e) (f) (h)	25	25
Series H, (ICE LIBOR USD 3 Month + 2.54%), 5.63%, 12/15/2023 (e) (f) (h)	31	31
(SOFR + 0.73%), 2.20%, 2/7/2028 (f)	10	9
Station Casinos LLC 4.50%, 2/15/2028 (g)	70	66
Steel Dynamics, Inc. 5.00%, 12/15/2026	15	15
Stericycle, Inc. 3.88%, 1/15/2029 (g)	150	140
Summit Materials LLC 6.50%, 3/15/2027 (g)	45	46
Sunoco LP
6.00%, 4/15/2027	71	72
5.88%, 3/15/2028	3	3
SVB Financial Group
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.00%, 5/15/2026 (e) (f) (h)	100	93
Series D, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.07%), 4.25%, 11/15/2026 (e) (f) (h)	35	32
Sysco Corp.
3.25%, 7/15/2027	15	15
2.40%, 2/15/2030	6	6
Tallgrass Energy Partners LP 5.50%, 1/15/2028 (g)	5	5
Targa Resources Partners LP
5.88%, 4/15/2026	82	85
6.50%, 7/15/2027	191	201
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (g)	150	136
Tenet Healthcare Corp.
4.63%, 7/15/2024	29	29
4.63%, 9/1/2024 (g)	11	11
4.88%, 1/1/2026 (g)	163	164
6.25%, 2/1/2027 (g)	30	31
5.13%, 11/1/2027 (g)	189	190
TerraForm Power Operating LLC
4.25%, 1/31/2023 (g)	15	15
5.00%, 1/31/2028 (g)	29	29
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	10	9
T-Mobile USA, Inc.
4.75%, 2/1/2028	93	94
2.25%, 11/15/2031	10	9
4.38%, 4/15/2040	6	6
3.00%, 2/15/2041	6	5
TransDigm, Inc. 6.25%, 3/15/2026 (g)	184	189
Transocean Pontus Ltd. 6.13%, 8/1/2025 (g)	29	29
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (b) (g)	47	46
Transocean Proteus Ltd. 6.25%, 12/1/2024 (g)	17	17
Travel + Leisure Co.
5.65%, 4/1/2024 (j)	17	17
6.60%, 10/1/2025 (j)	16	17
6.00%, 4/1/2027 (j)	25	26
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (g)	52	51
Truist Financial Corp.
Series P, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.61%), 4.95%, 9/1/2025 (e) (f) (h)	13	13
Series M, (ICE LIBOR USD 3 Month + 2.79%), 5.12%, 12/15/2027 (e) (f) (h)	6	6
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (e) (f) (h)	138	140
Uber Technologies, Inc. 7.50%, 5/15/2025 (g)	65	68
UDR, Inc. REIT, 3.20%, 1/15/2030	5	5
Union Pacific Corp. 3.70%, 3/1/2029	10	10
United Airlines Holdings, Inc.
5.00%, 2/1/2024	33	33
4.88%, 1/15/2025 (b)	28	28
United Airlines, Inc. 4.38%, 4/15/2026 (g)	70	69
United Rentals North America, Inc.
5.50%, 5/15/2027	10	10
4.88%, 1/15/2028	240	244
Universal Health Services, Inc. 2.65%, 1/15/2032 (g)	10	9
Univision Communications, Inc. 4.50%, 5/1/2029 (g)	70	67
US Bancorp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027 (e) (f) (h)	60	54
Series J, (ICE LIBOR USD 3 Month + 2.91%), 5.30%, 4/15/2027 (e) (f) (h)	8	8
Ventas Realty LP REIT, 4.00%, 3/1/2028	5	5
Verizon Communications, Inc.
4.40%, 11/1/2034	8	9
4.27%, 1/15/2036	6	6
3.85%, 11/1/2042	3	3
VICI Properties LP REIT, 4.25%, 12/1/2026 (g)	75	75
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (e) (f) (g) (h)	14	14

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Vistra Operations Co. LLC
5.50%, 9/1/2026 (g)	20	20
5.63%, 2/15/2027 (g)	130	130
Weekley Homes LLC 4.88%, 9/15/2028 (g)	100	92
Wells Fargo & Co.
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024 (e) (f) (h)	53	53
Series U, (ICE LIBOR USD 3 Month + 3.99%), 5.87%, 6/15/2025 (e) (f) (h)	18	19
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (e) (f) (h)	315	302
WESCO Distribution, Inc.
7.13%, 6/15/2025 (g)	40	41
7.25%, 6/15/2028 (g)	125	133
Western Midstream Operating LP 4.75%, 8/15/2028	135	139
William Carter Co. (The) 5.63%, 3/15/2027 (g)	73	74
WP Carey, Inc. REIT, 2.40%, 2/1/2031	5	5
Wynn Las Vegas LLC 5.50%, 3/1/2025 (g)	35	35
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (g)	224	211
Xerox Corp. 4.62%, 3/15/2023 (j)	45	45
XPO Logistics, Inc. 6.25%, 5/1/2025 (g)	65	67
Yum! Brands, Inc. 4.75%, 1/15/2030 (g)	24	24
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (g)	140	129
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	5	5
Zoetis, Inc. 2.00%, 5/15/2030	6	5

		30,796

TOTAL CORPORATE BONDS (Cost $36,857)		35,593

EQUITY-LINKED NOTES — 6.3%
Canada — 2.1%
Royal Bank of Canada, ELN, 7.50%, 4/20/2022, (linked to Russell 2000 Index) (c)	1	1,045
Royal Bank of Canada, ELN, 7.50%, 5/11/2022, (linked to Russell 2000 Index) (c)	1	1,155

		2,200

France — 3.2%
BNP Paribas, ELN, 7.00%, 5/18/2022, (linked to Russell 2000 Index) (g)	1	1,149
BNP Paribas, ELN, 7.50%, 4/27/2022, (linked to Russell 2000 Index) (g)	1	1,136
Societe Generale, ELN, 7.00%, 5/25/2022, (linked to Russell 2000 Index) (c)	1	1,133

		3,418

Switzerland — 1.0%
UBS AG, ELN, 7.50%, 5/4/2022, (linked to Russell 2000 Index) (c)	1	1,062

TOTAL EQUITY-LINKED NOTES (Cost $6,598)		6,680

	Shares (000)
EXCHANGE-TRADED FUNDS — 6.1%
United States — 6.1%
JPMorgan High Yield Research Enhanced ETF (l)	87	4,256
JPMorgan Equity Premium Income ETF (l)	36	2,183

TOTAL EXCHANGE-TRADED FUNDS (Cost $6,705)		6,439

INVESTMENT COMPANIES — 4.5%
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (l)	283	1,942
JPMorgan Equity Income Fund Class R6 Shares (l)	71	1,700
JPMorgan Floating Rate Income Fund Class R6 Shares (l)	125	1,100

TOTAL INVESTMENT COMPANIES (Cost $4,376)		4,742

	Principal Amount ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
United States - 2.1%
BANK Series 2017-BNK7, Class D, 2.71%, 9/15/2060 ‡ (g)	100	81
Benchmark Mortgage Trust Series 2019-B11, Class D, 3.00%, 5/15/2052 ‡ (g)	100	83
BX Commercial Mortgage Trust Series 2020-VIV2, Class C, 3.54%, 3/9/2044 ‡ (g) (m)	106	97

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D, 4.88%, 9/10/2045 ‡ (g) (m)	100	91
Series 2016-P6, Class D, 3.25%, 12/10/2049 ‡ (g)	20	16
Series 2017-P7, Class D, 3.25%, 4/14/2050 ‡ (g)	23	18
Series 2017-P7, Class B, 4.14%, 4/14/2050 ‡ (m)	10	10
Commercial Mortgage Trust Series 2016-CR28, Class C, 4.64%, 2/10/2049 ‡ (m)	100	99
CSAIL Commercial Mortgage Trust Series 2019-C15, Class C, 4.99%, 3/15/2052 ‡ (m)	100	100
DBGS Mortgage Trust Series 2018-5BP, Class B, 1.38%, 6/15/2033 ‡ (g) (m)	100	98
FHLMC Multiclass Certificates Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	160	19
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K734, Class X3, IO, 2.17%, 7/25/2026 (m)	120	9
Series Q012, Class X, IO, 4.16%, 9/25/2035 (m)	460	99
Series K726, Class X3, IO, 2.14%, 7/25/2044 (m)	151	6
Series K729, Class X3, IO, 1.97%, 11/25/2044 (m)	1,212	54
Series K728, Class X3, IO, 1.95%, 11/25/2045 (m)	100	5
Series K071, Class X3, IO, 2.01%, 11/25/2045 (m)	700	68
Series K088, Class X3, IO, 2.35%, 2/25/2047 (m)	555	76
Series K108, Class X3, IO, 3.49%, 4/25/2048 (m)	400	89
FREMF Series 2018-KF46, Class B, 2.19%, 3/25/2028 (g) (m)	3	3
FREMF Mortgage Trust
Series 2017-KF31, Class B, 3.14%, 4/25/2024 (g) (m)	4	4
Series 2017-KF32, Class B, 2.79%, 5/25/2024 (g) (m)	27	27
Series 2018-KF45, Class B, 2.19%, 3/25/2025 (g) (m)	5	5
Series 2018-KF47, Class B, 2.24%, 5/25/2025 (g) (m)	17	17
Series 2018-KC02, Class B, 4.12%, 7/25/2025 (g) (m)	25	24
Series 2018-KF53, Class B, 2.29%, 10/25/2025 (m)	33	32
Series 2019-KC03, Class B, 4.37%, 1/25/2026 (g) (m)	25	25
Series 2019-KF62, Class B, 2.29%, 4/25/2026 (g) (m)	11	10
Series 2018-KF43, Class B, 2.39%, 1/25/2028 (g) (m)	27	26
Series 2018-KF50, Class B, 2.14%, 7/25/2028 (g) (m)	4	4
Series 2018-K82, Class B, 4.13%, 9/25/2028 (g) (m)	50	51
Series 2019-KF63, Class B, 2.59%, 5/25/2029 (g) (m)	14	14
Series 2012-K19, Class C, 4.91%, 5/25/2045 (g) (m)	2	2
Series 2017-K65, Class B, 4.07%, 7/25/2050 (g) (m)	75	75
Series 2018-K75, Class B, 3.98%, 4/25/2051 (g) (m)	10	10
Series 2020-K737, Class B, 3.30%, 1/25/2053 (g) (m)	100	97
Series 2020-K737, Class C, 3.30%, 1/25/2053 (g) (m)	145	140
GNMA
Series 2016-71, Class QI, IO, 0.92%, 11/16/2057 (m)	130	6
Series 2020-14, IO, 0.61%, 2/16/2062 (m)	643	36
Series 2020-23, IO, 0.63%, 4/16/2062 (m)	179	10
Jackson Park Trust
Series 2019-LIC, Class E, 3.24%, 10/14/2039 ‡ (g) (m)	100	82
Series 2019-LIC, Class F, 3.24%, 10/14/2039 ‡ (g) (m)	100	78
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class E, 4.22%, 1/15/2049 ‡ (g) (m)	100	81
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (m)	20	9
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31, Class B, 3.88%, 11/15/2049 ‡ (m)	50	48
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040 ‡ (g) (m)	10	9
Series 2020-HR8, Class XA, IO, 1.84%, 7/15/2053 (m)	996	120

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,314)		2,163

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
United States — 1.0%
Banc of America Funding Trust Series 2006-A, Class 1A1, 2.61%, 2/20/2036 (m)	8	8

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Citigroup Mortgage Loan Trust, Inc. Series 2005-6, Class A1, 2.19%, 9/25/2035 (m)	20		20
Connecticut Avenue Securities Trust Series 2019-R06, Class 2M2, 2.56%, 9/25/2039 (g) (m)	15		15
FHLMC, REMIC
Series 4703, Class SA, IF, IO, 5.75%, 7/15/2047 (m)	206		35
Series 4937, Class MS, IF, IO, 5.59%, 12/25/2049 (m)	139		22
Series 4839, Class WS, IF, IO, 5.70%, 8/15/2056 (m)	139		28
FHLMC, STRIPS
Series 311, Class S1, IF, IO, 5.55%, 8/15/2043 (m)	459		75
Series 316, Class S7, IF, IO, 5.70%, 11/15/2043 (m)	196		28
Series 356, Class S5, IF, IO, 5.60%, 9/15/2047 (m)	249		42
FNMA, REMIC
Series 2012-75, Class DS, IF, IO, 5.49%, 7/25/2042 (m)	161		24
Series 2016-1, Class SJ, IF, IO, 5.69%, 2/25/2046 (m)	101		19
Series 2018-67, Class SN, IF, IO, 5.74%, 9/25/2048 (m)	339		60
Series 2018-73, Class SC, IF, IO, 5.74%, 10/25/2048 (m)	198		30
GNMA
Series 2017-67, Class ST, IF, IO, 5.75%, 5/20/2047 (m)	153		26
Series 2017-112, Class S, IF, IO, 5.75%, 7/20/2047 (m)	123		16
Series 2018-36, Class SG, IF, IO, 5.75%, 3/20/2048 (m)	71		11
Series 2019-22, Class SM, IF, IO, 5.60%, 2/20/2049 (m)	184		31
Series 2019-42, Class SJ, IF, IO, 5.60%, 4/20/2049 (m)	150		22
Impac CMB Trust
Series 2004-7, Class 1A2, 1.38%, 11/25/2034 (m)	35		35
Series 2005-8, Class 1AM, 1.16%, 2/25/2036 (m)	64		61
Morgan Stanley Mortgage Loan Trust Series 2004-5AR, Class 4A, 2.58%, 7/25/2034 (m)	—	(a)	—	(a)
New Residential Mortgage Loan Trust Series 2019-NQM4, Class M1, 2.99%, 9/25/2059 (g) (m)	239		228
Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 2.33%, 10/25/2037 (m)	224		225
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR5, Class A6, 2.87%, 5/25/2035 (m)	12		12

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,138)			1,073

U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Notes 0.13%, 1/31/2023 (n)(Cost $876)	881		871

	Shares (000)
PREFERRED STOCKS — 0.6%
United States — 0.6%
Allstate Corp. (The), Series H, 5.10%, 10/15/2024 ($25 par value) (o)	1		32
Bank of America Corp.,
Series GG, 6.00%, 5/16/2023 ($25 par value) (o)	1		19
Series HH, 5.88%, 7/24/2023 ($25 par value) (o)	1		18
Series KK, 5.38%, 6/25/2024 ($25 par value) (o)	1		18
Series LL, 5.00%, 9/17/2024 ($25 par value) (o)	1		18
Energy Transfer LP, Series E, (ICE LIBOR USD 3 Month + 5.16%), 7.60%, 5/15/2024 (f) (o)	2		40
MetLife, Inc., Series F, 4.75%, 3/15/2025 ($25 par value) (o)	1		15
Morgan Stanley,
Series K, (ICE LIBOR USD 3 Month + 3.49%), 5.85%, 4/15/2027 ($25 par value) (f) (o)	2		65
Series L, 4.88%, 1/15/2025 ($25 par value) (o)	—	(a)	4
MYT Holding LLC, Series A, 10.00%, 6/6/2029 ‡	7		8
NextEra Energy Capital Holdings, Inc., Series N, 5.65%, 3/1/2079 ($25 par value)	1		16
Northern Trust Corp., Series E, 4.70%, 1/1/2025 ($25 par value) (o)	—	(a)	11
Public Storage, Series L, REIT 4.63%, 6/17/2025 ($25 par value) (o)	1		12

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
SCE Trust VI, 5.00%, 6/26/2022 ($25 par value) (o)	4		86
Sempra Energy, 5.75%, 7/1/2079 ($25 par value)	—	(a)	3
Southern Co. (The),
Series 2020, 4.95%, 1/30/2080 ($25 par value)	1		24
State Street Corp.,
Series G, (ICE LIBOR USD 3 Month + 3.71%), 5.35%, 3/15/2026 ($25 par value) (f) (o)	—	(a)	10
Truist Financial Corp.,
Series R, 4.75%, 9/1/2025 ($25 par value) (o)	1		18
US Bancorp,
Series K, 5.50%, 10/15/2023 ($25 par value) (b) (o)	—	(a)	9
Wells Fargo & Co.,
Series AA, 4.70%, 12/15/2025 ($25 par value) (o)	—	(a)	4
Series Y, 5.63%, 6/15/2022 ($25 par value) (o)	1		31
Series Z, 4.75%, 3/15/2025 ($25 par value) (o)	5		118

TOTAL PREFERRED STOCKS (Cost $608)			579

	Principal Amount ($000)
MORTGAGE-BACKED SECURITIES — 0.4%
United States — 0.4%
FNMA UMBS, 30 Year
Pool # MA4398, 2.00%, 8/1/2051	327		304
Pool # MA4465, 2.00%, 11/1/2051	10		9
Pool # MA4563, 2.50%, 3/1/2052	60		57
Pool # MA4564, 3.00%, 3/1/2052	13		13
GNMA II, 30 Year
Pool # MA7534, 2.50%, 8/20/2051	57		56

TOTAL MORTGAGE-BACKED SECURITIES (Cost $473)			439

ASSET-BACKED SECURITIES — 0.3%
United States — 0.3%
GSAMP Trust Series 2003-SEA, Class A1, 1.26%, 2/25/2033 (m)	85		83
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-SD1, Class M1, 2.71%, 3/25/2033 ‡ (m)	106		105
Series 2003-NC10, Class M1, 1.48%, 10/25/2033 ‡ (m)	14		13
Prestige Auto Receivables Trust Series 2018-1A, Class D, 4.14%, 10/15/2024 (g)	10		10
Securitized Asset-Backed Receivables LLC Trust Series 2004-OP2, Class M3, 2.48%, 8/25/2034 ‡ (m)	76		76
Westlake Automobile Receivables Trust Series 2019-1A, Class E, 4.49%, 7/15/2024 (g)	50		50

TOTAL ASSET-BACKED SECURITIES (Cost $325)			337

LOAN ASSIGNMENTS — 0.2%(p)
United States — 0.2%
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/6/2024 (f)	6		5
Axalta Dupont PC, Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 2.76%, 6/1/2024 (f)	21		21
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.71%, 3/15/2027 (f)	8		7
JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.00%), 2.80%, 5/1/2026 (f)	33		32
Nexstar Broadcasting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.73%, 9/18/2026 (f)	43		43
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 4/29/2026 (f)	39		39
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.21%, 6/2/2025 (f)	67		67
WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 2.58%, 1/20/2028 (f)	31		31

TOTAL LOAN ASSIGNMENTS (Cost $247)			245

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	No. of Warrants (000)		Value ($000)
WARRANTS — 0.1%
United Kingdom — 0.0% (d)
Nmg Research Ltd.
expiring 9/24/2027, price 1.00 USD * ‡	—	(a)	3

United States — 0.1%
Chesapeake Energy Corp.
expiring 2/9/2026, price 30.73 USD *	—	(a)	14
expiring 2/9/2026, price 26.43 USD *	—	(a)	14
expiring 2/9/2026, price 34.61 USD *	—	(a)	7
Windstream Holdings, Inc.
expiring 12/31/2049, price 10.75 USD * ‡	—	(a)	1

			36

TOTAL WARRANTS (Cost $ — )			39

	Principal Amount ($000)
CONVERTIBLE BONDS — 0.0% (d)
United States — 0.0% (d)
Liberty Interactive LLC
4.00%, 11/15/2029	3		2
3.75%, 2/15/2030	2		1

TOTAL CONVERTIBLE BONDS (Cost $4)			3

	No. of Rights (000)
RIGHTS — 0.0% (d)
Luxembourg — 0.0% (d)
Intelsat Jackson Holdings SA, expiring 12/5/2025 * ‡(Cost $– (a))	—	(a)	—	(a)

	Shares (000)
SHORT-TERM INVESTMENTS — 5.0%
INVESTMENT COMPANIES — 3.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.29% (l) (q)	3,609		3,609
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (l) (q)	385		386

TOTAL INVESTMENT COMPANIES (Cost $3,994)			3,995

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.2%
JPMorgan Securities Lending Money Market Fund
Agency SL Class Shares, 0.30% (l) (q)	200		199
JPMorgan U.S. Government Money Market Fund
Class IM Shares, 0.26% (l) (q)	1,070		1,070

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $1,270)			1,269

TOTAL SHORT-TERM INVESTMENTS (Cost $5,264)			5,264

Total Investments — 99.1% (Cost $99,907)			104,544
Other Assets Less Liabilities — 0.9%			970

Net Assets — 100.0%			105,514

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Summary of Investments by Industry, March 31, 2022

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	6.9%
Equity-Linked Notes	6.4
Exchange-Traded Fund	6.2
Oil, Gas & Consumable Fuels	5.8
Equity Real Estate Investment Trusts (REITs)	4.7
Diversified Telecommunication Services	4.1
Electric Utilities	3.5
Pharmaceuticals	3.5
Fixed Income	2.9
Insurance	2.9
Media	2.9
Health Care Providers & Services	2.3
Capital Markets	2.2
Hotels, Restaurants & Leisure	2.2
Commercial Mortgage-Backed Securities	2.1
Semiconductors & Semiconductor Equipment	1.8
Food Products	1.8
Metals & Mining	1.7
U.S. Equity	1.6
Wireless Telecommunication Services	1.6
Chemicals	1.5
Multi-Utilities	1.3
Consumer Finance	1.2
Technology Hardware, Storage & Peripherals	1.2
Containers & Packaging	1.1
Collateralized Mortgage Obligations	1.0
Commercial Services & Supplies	1.0
Others (each less than 1.0%)	19.6
Short-Term Investments	5.0

Abbreviations
ABS	Asset-Backed Securities
ADR	American Depositary Receipt
CVA	Dutch Certification
ELN	Equity-Linked Note
ETF	Exchange-Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of March 31, 2022. The rate may be subject to a cap and floor.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
(b)	The security or a portion of this security is on loan at March 31, 2022. The total value of securities on loan at March 31, 2022 is $1,223.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2022.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2022.
(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(j)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2022.
(k)	Defaulted security.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2022.
(n)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(o)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of March 31, 2022.
(p)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(q)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1	06/2022	EUR	42	— (a)
S&P 500 E-Mini Index	11	06/2022	USD	2,492	186
U.S. Treasury 10 Year Note	120	06/2022	USD	14,732	(457)

					(271)

Short Contracts
EURO STOXX 50 Index	(40)	06/2022	EUR	(1,681)	(75)
Russell 2000 E-Mini Index	(25)	06/2022	USD	(2,581)	(115)

					(190)

					(461)

Abbreviations

EUR	Euro
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at March 31, 2022.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities
United States	$—	$143	$194		$337
Collateralized Mortgage Obligations	—	1,073	—		1,073
Commercial Mortgage-Backed Securities
United States	—	1,172	991		2,163
Common Stocks
Australia	199	876	—		1,075
Austria	—	83	—		83
Belgium	—	193	—		193
Brazil	225	31	—		256
Canada	2,561	—	—		2,561
Chile	43	—	—		43
China	—	1,732	—		1,732
Denmark	15	484	—		499
Finland	—	373	—		373
France	63	1,428	—		1,491
Germany	—	1,474	—		1,474
Hong Kong	59	516	—		575
India	354	—	—		354
Indonesia	177	159	—		336
Ireland	—	25	—		25
Italy	—	672	—		672
Japan	75	1,923	—		1,998
Luxembourg	—	13	11		24
Mexico	458	—	—		458
Netherlands	—	466	—		466
New Zealand	—	124	—		124
Norway	26	323	—		349
Poland	—	57	—		57
Portugal	12	121	—		133
Russia	—	—	1		1
Saudi Arabia	—	79	—		79
Singapore	39	274	—		313
South Africa	111	119	—		230
South Korea	55	529	—		584
Spain	22	1,042	—		1,064
Sweden	—	598	—		598
Switzerland	—	1,626	—		1,626
Taiwan	48	1,212	—		1,260
Thailand	46	—	—		46
United Kingdom	77	2,229	—		2,306
United States	16,241	378	—		16,619

Total Common Stocks	20,906	19,159	12		40,077

Convertible Bonds	—	3	—		3
Corporate Bonds
Austria	—	232	—		232
Belgium	—	20	—		20
Canada	—	1,253	—		1,253
Cayman Islands	—	29	—		29
Finland	—	51	—		51
France	—	645	—		645
Germany	—	21	—		21
Ireland	—	256	—		256
Italy	—	124	—		124
Luxembourg	—	24	—		24
Netherlands	—	373	—		373
Sweden	—	193	—		193
Switzerland	—	623	—		623
United Kingdom	—	953	—		953
United States	—	30,796	—	(a)	30,796

Total Corporate Bonds	—	35,593	—	(a)	35,593

Equity-Linked Notes	—	6,680	—		6,680
Exchange-Traded Funds	6,439	—	—		6,439
Investment Companies	4,742	—	—		4,742
Loan Assignments	—	245	—		245
Mortgage-Backed Securities	—	439	—		439
Preferred Stocks
United States	571	—	8		579
Rights	—	—	—	(a)	— (a)
U.S. Treasury Obligations	—	871	—		871
Warrants
United Kingdom	—	—	3		3
United States	35	—	1		36

Total Warrants	35	—	4		39

Short-Term Investments
Investment Companies	3,995	—	—		3,995
Investment of Cash Collateral from Securities Loaned	1,269	—	—		1,269

Total Short-Term Investments	$5,264	$—	$—		$5,264

Total Investments in Securities	$37,957	$65,378	$1,209		$104,544

Appreciation in Other Financial Instruments
Futures Contracts	$186	$—	$—		$186
Depreciation in Other Financial Instruments
Futures Contracts	(647)	—	—		(647)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(461)	$—	$—		$(461)

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2022
Investments in Securities:
Asset-Backed Securities	$262	$— (a)	$— (a)	$—	(a)	$—	$25	$—	$(93)	$194
Collateralized Mortgage Obligations	264	—	—	—	(a)	—	—	—	(264)	—
Commercial Mortgage-Backed Securities	1,072	—	(72)	—		—	—	—	(9)	991
Common Stocks	—	(9)	(96)	—		22	(50)	145	—	12
Corporate Bonds	—	—	—	—		—	—	—	—	—	(a)
Preferred Stocks	8	—	—	—		—	—	—	—	8
Rights	—	—	—	—		—	—	—	—	—	(a)
Warrants	4	—	—	—		—	—	—	—	4

Total	$1,610	$(9)	$(168)	$—		$22	$(25)	$145	$(366)	$1,209

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(167).

There were no significant transfers into or out of level 3 for the period ended March 31, 2022.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at March 31, 2022		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$194		Discounted Cash Flow	Constant Prepayment Rate	6.00% - 8.00% (7.15%)
				Constant Default Rate	2.00% - 6.20% (4.40%)
				Yield (Discount Rate of Cash Flows)	3.81% - 6.20% (5.33%)

Asset-Backed Securities	194

	991		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.06% - 24.63% (7.83%)

Commercial Mortgage-Backed Securities	991

	1		Market Comparable Companies	EBITDA Multiple (b)	5.5x (5.5x)

Warrants	1

	—	(c)	Pending Distribution Amount	Expected Recovery	$0.01($0.01)

Rights	—	(c)

Total	$1,186

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At March 31, 2022, the value of these investments was $23. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates  —  The Portfolio invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended March 31, 2022
Security Description	Value at December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income		Capital Gain Distributions
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares(a)	$2,160	$10	$—	$—	$(228)	$1,942	283	$11		$—
JPMorgan Equity Income Fund Class R6 Shares(a)	1,696	9	—	—	(5)	1,700	71	9		—
JPMorgan Equity Premium Income ETF(a)	1,653	568	—	—	(38)	2,183	36	26		—
JPMorgan Floating Rate Income Fund Class R6 Shares(a)	1,108	8	—	—	(16)	1,100	125	8		—
JPMorgan High Yield Research Enhanced ETF(a)	4,505	—	—	—	(249)	4,256	87	32		—
JPMorgan Prime Money Market Fund Class IM Shares, 0.32%(a)(b)	462	1,087	1,163	— (c)	— (c)	386	385	—	(c)	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.29%(a)(b)	1,323	11,618	9,331	(1)	— (c)	3,609	3,609	—	(c)	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30%(a)(b)	200	—	1	—	— (c)	199	200	—	(c)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26%(a)(b)	820	2,865	2,615	—	—	1,070	1,070	—	(c)	—

Total	$13,927	$16,165	$13,110	$(1)	$(536)	$16,445		$86		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
(c)	Amount rounds to less than one thousand.